Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Loans receivable - current	$ 33	$ 32
Less: Allowance for loans receivable - current	(33)	(32)	$ (30)	$ (29)
Other receivable		3
Other	155	157
Other current assets	$ 155	$ 160